Income Tax (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Schedule of provision for income taxes
Current		$ 1,300,894	$ 783,382
Deferred
Total income tax expense		$ 1,300,894	$ 783,382